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                                  ANNUAL REPORT









================================================================================

                               Jhaveri Value Fund

================================================================================

                       A No-Load Capital Appreciation Fund



















                                 March 31, 2001

                               JHAVERI VALUE FUND
                                 (440) 356-1565
                            www.jhaverivaluefund.com




May 22, 2001


Dear Fellow Shareholders:

During the last year, investors in the equity markets have experienced the first bear market since 1991. The NASDAQ Composite, which is heavily weighted in technology stocks, was down almost 60%. Sentiment in the market fell so low, many investors were not willing to buy at any price. This extreme undervaluation provided many great buying opportunities, especially in the technology sector. The Net Asset Value of the Jhaveri Value Fund as of March 31, 2000 was $10.02 and the Total Net Assets were $11.6 million. Unfortunately, JVF was down 11.8% for the year, however, still widely outperformed the major indices.

               1-year Performance for period ended March 31, 2001
                     S&P 500                         -20.4%
                     NASDAQ Composite                -59.8%
                     Jhaveri Value Fund              -11.8%

Recently the markets have begun to rally off the lows hit at the end of March. Throughout the last two years, JVF has outperformed the S&P 500. JVF closed at $11.82 on May 21, 2001. This equates to a year to date performance of 9.7%.

                   Year-to-Date Performance as of May 21, 2001
                     S&P 500                          -0.6%
                     NASDAQ                           -6.7%
                     Dow Jones Industrial              5.1%
                     Jhaveri Value Fund                9.7%

The markets continue to be extremely volatile and we will be actively managing the Fund to take advantage of long term undervaluation as well as short term trading ranges.


                           JVF TOP HOLDINGS - 3/31/01

      INDIVIDUAL COMPANIES                              INDUSTRIES

1. Microsoft Corp           5.17%        1. Telecom Equip/Svcs            11.37%
2. Dell Computer            3.07%        2. Electronic Semiconductors      9.65%
3. K Mart                   2.42%        3. Computer Mini/Micor            8.80%
4. Intel Corp               2.26%        4. Computer Software              6.25%
5. Dupont De Nemours        2.17%        5. Medical - Drugs                6.05%
6. Compaq Computer          2.10%        6. Banks - Regional               4.68%
7. Hewlett Packard          2.02%        7. Computer - Peripheral Equip    4.14%
8. Gillette Co              2.01%        8. Chemicals Diversified          2.98%
9. Cisco Systems            1.86%        9. Diversified Operations         2.90%
10.Eastman Kodak            1.65%        10.Food                           2.57%

Total                      24.73%        Total                          59.39%

Market Outlook:

Corporate America has been in a recession for over a year due to many factors:

    - Collapse of stock prices in the Dot-com, technology, and biotech companies
    - Declining corporate management confidence
    - Virtual freeze on capital expenditure programs
    - Excessive inventories build-up
    - Rising employee costs

All of the above resulted in a 25% decline in corporate earnings, despite a 10% rise in sales. On the other hand, the consumer economy showed no signs recession until the current quarter.

The prospects for the financial markets are improving. Most of the negatives are already priced in the market and the positive factors listed below are not yet completely reflected in the market:

    - Capital expenditures and inventory cycle appear to have bottomed
    - Yield curve is positive and interest rates are low. The Federal Reserve has cut the Federal Funds rate five times in 1/2 point increments.
    - Inflation is still  moderate
    - Employment is still strong
    - Dollar is strong  against all key currencies
    - President Bush's economic budget and tax cuts should promote growth
    - Energy policy and program proposed by President Bush will further stimulate the economy

The stock market is the leading economic indicator, when the economic cycle is hitting its bottom, the stock market has already discounted it and has begun to rise. We believe the market will start reacting to these positive factors and it appears the bear market is behind us.

JVF purchased many high quality stocks, during this bear market, which were trading 50-80% below their highs. We have maintained our disciplined approach to investing, buying good quality stocks that are technically oversold or fundamentally undervalued. We have avoided any stocks with negative earnings or declining revenues. As a result, we believe that the JVF portfolio is well diversified with good quality companies and with great potential for appreciation.

Sincerely,

/S/ Ramesh C. Jhaveri                   /S/ Saumil R. Jhaveri

Ramesh C. Jhaveri                       Saumil R. Jhaveri
Chief Executive Officer                 President

================================================================================
JHAVERI VALUE FUND
================================================================================
                                                      Schedule of Investments
                                                               March 31, 2001
--------------------------------------------------------------------------------
 Shares/Principal Amt- % of Assets                          Market Value
--------------------------------------------------------------------------------

 COMMON STOCKS
 Auto Parts-Retail/Wholesale- - 0.59%
      4,000 Delphi Automotive                              $      56,680
                                                           --------------

 Auto/Truck Replace/Original Parts - 0.79%
      3,200 Goodyear Tire & Rubber                                76,320
                                                           --------------
 Automobile Manufacturing - 1.81%
      3,900 Daimler Chrysler Corp.                               173,862
                                                           --------------
 Banks-Money Center  - 0.23%
        500 Citigroup                                             22,490
                                                           --------------
 Banks-Regional  - 5.67%
      1,800 Bank One Corp.                                        65,124
      4,000 First Union Corp.                                    132,000
      6,600 KeyCorp                                              170,280
      7,644 US Bancorp                                           177,341
                                                           --------------
                                                                 544,745
 Beverages-Alcoholic/Soft Drink - 1.68%
      3,800 Coca Cola Co.                                        171,608
        500 Pepsico Inc                                           21,975
                                                           --------------
                                                                 193,583

 Biotechnology & Drugs - 0.53%
      1,000 Genentech Inc.                                        50,500
                                                           --------------
 Building Products-Wood - 0.61%
      2,000 Georgia Pacific Corp.                                 58,800
                                                           --------------
 Building-Construction/Prod/Mis - 0.29%
      7,000 Armstrong Holdings                                    28,350
                                                           --------------
 Chemicals-Diversified  - 3.61%
      3,000 Dow Chemical                                          94,710
      6,200 dupont (E.I.)  deNemours & Co.                       252,340
                                                           --------------
                                                                 347,050

 Communications Equipment - 0.01%
         51 McData Class A                                           963
                                                           --------------
 Computer Integrated Systems - 1.12%
      7,200 Oracle Corp.                                         107,856
                                                           --------------

 Computer-Software - 7.56%
      2,000 Adobe Systems Inc.                                    69,940
        800 Bmc Software*                                         17,200
      1,800 Citrix Systems*                                       38,025
     11,000 Microsoft Corp.*                                     601,563
                                                           --------------
                                                                 726,728
 Computer-Local Network - 2.25%
     13,700 Cisco Systems Inc.*                                  216,631
                                                           --------------
 Computer-Mainframes - 1.00%
      1,000 Int'l Business Machines Inc.                          96,180
                                                           --------------
 Computer-Mini/Micro - 10.65%
     13,400 Compaq Computer Corp.                                243,880
     13,900 Dell Computer Corp.*                                 357,056
        800 Gateway 2000                                          13,448
      7,500 Hewlett-Packard Co.                                  234,525
     11,400 Sun Microsystems                                     175,218
                                                           --------------
                                                               1,024,127
 Computer Hardware - 0.16%
      1,800 Palm Inc.                                             15,131
                                                           --------------
 Computer-Peripheral Equipment - 4.85%
     10,000 American Power Conversion Corp.*                     128,906
      4,400 Emc Corporation                                      129,360
      1,100 Lexmark Intl Group*                                   50,072
      9,400 Network Appliance                                    158,038
                                                           --------------
                                                                 466,376
 Construction Services - 0.36%
      2,700 Dycom Industries                                      34,830
                                                           --------------
 Consumer Financial Services - 0.21%
        500 American Express Company                              20,650
                                                           --------------
 Cosmetics & Personal Care - 2.43%
      7,500 Gillette Co.                                         233,775
                                                           --------------
 Diversified Operation - 3.51%
      3,300 Agilent Technologies*                                101,409
      8,800 Corning Inc. Glass Works                             182,072
      1,600 TRW Inc.                                              54,400
                                                           --------------
                                                                 337,881
 Electronic Components - 0.61%
      2,700 Jabil Circuit                                         58,374
                                                           --------------
 Electronic Equipment - 2.22%
      1,000 General Electric Co.                                  41,860
      4,200 Honeywell Inc.                                       171,360
                                                           --------------
                                                                 213,220
 Electronic Instruments and Controls - 0.14%
        500 Celestica Inc.                                        13,790
                                                           --------------
 Electronic Products/Misc - 0.48%
      1,800 AVX Corp.                                             31,068
        800 Solectron Corp.                                       15,208
                                                           --------------
                                                                  46,276
 Electronic-Semiconductors - 11.67%
      2,800 Altera Corp.                                          60,025
      4,000 Applied Materials Inc.                               174,000
      1,000 Fairchild Semiconductor                               13,320
      1,100 Integrated  Devise Technology Inc.                    32,571
     10,000 Intel Corp.                                          263,125
      4,300 LSI Logic Group*                                      67,639
      2,000 Micron Technology Inc.                                83,060
      8,600 Motorola Inc.                                        122,636
      1,000 National Semiconductor Corp.                          26,750
      3,000 Taiwan Semiconductor                                  58,500
      1,800 Teradyne Inc.                                         59,400
      5,200 Texas Instruments Inc.                               161,096
                                                           --------------
                                                               1,122,122
 Fertilizers - 0.51%
      4,000 IMC Global                                            49,200
                                                           --------------
 Finance-Investment Brokers  - 1.08%
        900 Merrill Lynch & Co. Inc.                              49,860
      3,500 Schwab (Charles) Corp.                                53,970
                                                           --------------
                                                                 103,830
 Food-Misc Preperation - 3.11%
      3,600 ConAgra Inc                                           65,664
      1,500 H.J. Heinz Co.                                        60,300
      4,000 Kellogg Co.                                          108,120
      3,000 Sara Lee Corp.                                        64,740
                                                           --------------
                                                                 298,824
 Household Appliances - 0.38%
        500 Sony Corp.                                            36,125
                                                           --------------
 Index Fund -1.43%
      3,500 Nasdaq 100                                           137,025
                                                           --------------

 Internet - 1.84%
      1,200 AOL Time Warner*                                      48,180
      2,500 Safeguard Scientific*                                 13,975
      7,300 Yahoo Inc.                                           114,975
                                                           --------------
                                                                 177,130
 Laser Systems/Components - 0.00%
          1 Lca-Vision Inc. Com                                        2
                                                           --------------
 Leisure Services - 1.01%
      3,400 Disney (Walt) Co.                                     97,240
                                                           --------------
 Medical Instruments/Products - 1.29%
      5,000 Boston Scientific Corp.*                             100,900
        500 Medtronic Inc.                                        22,870
                                                           --------------
                                                                 123,770
 Medical-Drugs - 7.33%
      2,100 Abbott Laboratories                                   99,099
      2,100 American Home Products Corp.                         123,375
      1,200 Glaxosmithkline                                       62,760
      1,000 Lilly, Eli & Co.                                      76,660
      2,000 McKesson HBOC Inc.                                    53,500
        400 Merck & Co. Inc.                                      30,360
      3,300 Pfizer Inc.                                          135,135
      1,000 Pharmacia Corp.                                       50,370
      2,000 Schering-Plough Corp.                                 73,060
                                                           --------------
                                                                 704,319
 Medical-Generic Drugs - 1.69%
      6,300 Mylan Laboratories Inc.                              162,855
                                                           --------------
 Medical/Dental-Supplies - 0.81%
      6,000 Becton Dickinson & Co.                                77,704
                                                           --------------
 Metal Ores-Gold/Non Ferrous - 0.93%
      6,000 Inco Ltd                                              88,980
                                                           --------------
 Money Center Banks - 0.47%
      1,000 J.P. Morgan & Co. Inc.                                44,900
                                                           --------------
 Office Equipment & Supplies - 1.61%
      4,500 Staples Inc.*                                         66,937
     19,400 Xerox Corp.                                          116,206
                                                           --------------
                                                                 183,143
 Oil & Gas-Us Field Services- 0.60%
      1,000 Schumberger Ltd.                                      57,610
                                                           --------------
 Oil & Gas-International Integrated - 1.71%
      3,316 BP Amaco ADS.                                        164,540
                                                           --------------

 Photo Equipment & Supplies - 1.99%
      4,800 Eastman Kodak Co.                                    191,472
                                                           --------------

 Pollution Control-Eqpmt/Svcs - 2.33%
      2,500 Allied Waste*                                         39,200
      7,500 Waste Management                                     185,250
                                                           --------------
                                                                 224,450
 Retail-Apparel/Shoe - 0.99%
      4,000 Gap Inc.                                              94,880
                                                           --------------
 Retail-Consumer/Electric - 0.85%
        300 Best Buy Co. Inc.                                     10,788
      6,700 Circuit City Stores Inc.                              71,020
                                                           --------------
                                                                  81,808
 Retail-Department Stores - 2.74%
     28,000 Kmart Corporation*                                   263,200
                                                           --------------
 Retail-Discount & Variety - 1.05%
      3,000 Toys-R-Us Inc.*                                       75,300
        500 Wal-mart Stores Inc.                                  25,250
                                                           --------------
                                                                 100,550
 Retail-Food & Restaurant - 1.38%
      5,000 McDonalds Corp.                                      132,750
                                                           --------------
 Retail/Wholesale-Building Products - 0.22%
        500 Home Depot Inc.                                       21,550
                                                           --------------
 SemiConductors - 0.16%
      1,000 Flextronics International                             15,000
                                                           --------------
 Shoes  & Related Apparel - 0.42%
      1,000 Nike Inc. Class B                                     40,550
                                                           --------------
 Soap & Cleaning Preperations - 1.92%
      1,700 Clorox Co.                                            53,465
      2,100 Proctor & Gamble Co.                                 131,460
                                                           --------------
                                                                 184,925
 Software & Programming  - 0.31%
      1,100 Siebel Systems                                        29,920
                                                           --------------
 Steel-Producers  - 0.21%
      1,400 USX- U.S. Steel Group New                             20,566
                                                           --------------

 Telecommunications Cellular - 0.33%
      1,200 China Mobile LTD.*                                    26,412
      1,000 Ericsson L M Tel.                                      5,594
                                                           --------------
                                                                  32,006
 Telecommunications Equipment - 7.94%
      6,600 ADC Telecommunications Inc.                           56,100
        683 Avaya                                                  8,883
      9,400 JDS Uniphase                                         173,313
     18,200 Lucent Technologies                                  181,454
      4,800 Nokia Corp.                                          115,200
      8,500 Nortel Networks                                      119,425
      1,200 Qualcom*                                              67,950
      1,000 Tellabs Inc.*                                         40,688
                                                           --------------
                                                                 763,013
 Telecommunications Services - 5.82%
      7,300 American Telephone & Telegraph                       155,490
      6,900 Sprint FON                                           151,731
        500 Verizon Communications                                24,650
      2,200 Vodaphone Airtouch ADR                                59,730
      9,000 Worldcom Inc.*                                       168,188
                                                           --------------
                                                                 559,789
 Transportation-Airline - 0.86%
      2,500 UAL Corp.                                             82,625
                                                           --------------

 Total for Common Stock - 100.22%                             11,633,541
                                                           --------------

 Money Market Funds - 0.07%
      6,776 Firstar Treasury  Rate 4.54%                           6,776
                                                           --------------

            Total Investments  - 100.28%                   $  11,640,317
            (Cost 12,465,888)

            Other Assets Less Liabilities - 0.28%                 (7,585)

            Net Assets  - 100.00%                          $  11,632,732
                                                           ==============

================================================================================
Jhaveri Value Fund
================================================================================

Statement of Assets and Liabilities
    March 31, 2001

Assets:
     Investment Securities at Market Value                        $  11,640,317
          (Identified Cost  12,465,888)
     Receivables:
          Dividends and Interest                                         13,528
          Receivable for securities sold                                 92,434
                                                                  --------------
               Total Assets                                          11,746,279
                                                                  --------------
Liabilities:
     Accrued Expenses                                                    25,049
     Payable for securities purchased                                    88,498
                                                                  --------------
               Total Liabilities                                        113,547
                                                                  --------------
Net Assets                                                        $  11,632,732
                                                                  ==============
Net Assets Consist of:
     Capital Paid In                                                 13,737,349
     Accumulated Realized Gain (Loss) on Investments - Net              740,175
     Unrealized Depreciation in Value
       of Investments Based on Identified Cost - Net                 (2,844,789)
                                                                  --------------
Net Assets, for 1,160,801 Shares Outstanding                      $  11,632,732
                                                                  ==============
Net Asset Value and Redemption Price
     Per Share ($9,613,514/1,160,801 shares)                              10.02

================================================================================
 Jhaveri Value Fund
================================================================================

 Statement of Operations
March 31, 2001
Investment Income:
     Dividends                                                    $     218,313
     Interest                                                             4,817
                                                                  --------------
          Total Investment Income                                       223,130
Expenses
     Management Fees (Note 2)                                           325,803
                                                                  --------------
          Total Expenses                                                325,803

Net Investment Income                                                  (102,673)
                                                                  --------------
Realized and Unrealized Gain (Loss) on Investments:
     Realized Gain (Loss) on Investments                                642,408
     Unrealized Appreciation (Depreciation) on Investments           (2,099,864)
                                                                  --------------
Net Realized and Unrealized Gain (Loss) on Investments               (1,457,456)
                                                                  --------------

Net Increase (Decrease) in Net Assets from Operations                (1,560,129)
                                                                  ==============

================================================================================
Jhaveri Value Fund
================================================================================

Statement of Changes in Net Assets
                                                                                  4/1/00           4/1/99
                                                                                    to               to
                                                                                 3/31/01          3/31/00
From Operations:
     Net Investment Income                                                   $   (102,673)     $   (137,707)
     Net Realized Gain (Loss) on Investments                                      642,408         2,270,037
     Net Unrealized Appreciation (Depreciation)                                (2,099,864)           76,345
                                                                             -------------     -------------
     Increase (Decrease) in Net Assets from Operations                         (1,560,129)        2,208,675
From Distributions to Shareholders
     Net Realized Gain (Loss) from Security Transactions                       (1,134,488)         (928,093)
                                                                             -------------     -------------
     Net  Increase (Decrease) from Distributions                               (1,134,488)         (928,093)
From Capital Share Transactions:
     Proceeds From Sale of Shares                                                 317,836         1,931,886
     Shares Issued on Reinvestment of Dividends                                 1,134,488           928,093
     Cost of Shares Redeemed                                                     (356,247)       (3,136,312)
                                                                             -------------     -------------
Net Increase from Shareholder Activity                                          1,096,077          (276,333)

Net Increase  in Net Assets                                                    (1,598,540)        1,004,249

Net Assets at Beginning of Period                                              13,231,272        12,227,023
                                                                             -------------     -------------

Net Assets at End of Period                                                  $ 11,632,732      $ 13,231,272
                                                                             =============     =============

Share Transactions:
     Issued                                                                        26,777           159,823
     Reinvested                                                                   105,632            77,991
     Redeemed                                                                     (28,744)         (256,572)
                                                                             -------------     -------------
Net increase (decrease) in shares                                                 103,665           (18,758)
Shares outstanding beginning of period                                          1,057,136         1,075,894
                                                                             -------------     -------------
Shares outstanding end of period                                                1,160,801         1,057,136
                                                                             =============     =============


=======================================================================================================================
Jhaveri Value Fund
=======================================================================================================================

Financial Highlights
Selected data for a share outstanding throughout the period:
                                                     4/1/00        4/1/99        4/1/98        4/1/97       4/1/96
                                                       to            to            to            to           to
                                                     3/31/01      3/31/00       3/31/99       3/31/98       3/31/97
Net Asset Value -
     Beginning of Period                           $   12.52    $   11.36     $   14.07     $   12.64     $ 12.38
Net Investment Income                                  (0.07)       (0.13)        (0.17)        (0.09)      (0.11)
Net Gains or Losses on Securities
     (realized and unrealized)                         (1.34)        2.25         (2.33)         3.97        1.27
                                                       ------       ------        ------        ------      ------
Total from Investment Operations                       (1.41)        2.12         (2.50)         3.88        1.16

Dividends (from net investment income)                  0.00         0.00          0.00          0.00        0.00
Distributions (from capital gains)                     (1.09)       (0.96)        (0.21)        (2.45)      (0.90)
                                                       ------       ------        ------        ------      ------
     Total Distributions                               (1.09)       (0.96)        (0.21)        (2.45)      (0.90)
Net Asset Value -
     End of Period                                 $   10.02    $   12.52     $   11.36     $   14.07     $  12.64
Total Return                                          (11.88)%      19.08%       (17.66)%       33.74%        9.23%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)                 9,614       13,231        12,227        16,174       11,104

Ratio of Expenses to Average Net Assets                 2.50 %       2.50 %        2.50 %        2.50 %       2.50 %
Ratio of Net Income to Average Net Assets              (0.79)%      (1.03)%       (1.43)%       (0.70)%      (0.87)%
Portfolio Turnover Rate                               126.66 %     130.85 %       83.09 %       58.92 %      54.48 %


================================================================================
Jhaveri Value Fund
================================================================================
                                                   Notes to Financial Statements
                                                                  March 31, 2001

Note 1. Organization
The Jhaveri Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management Investment Company. The Trust was established under the laws of Ohio by an Agreement and Declaration of Trust dated January 18, 1995 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. Shares of one series have been authorized, which shares constitute the interests in the Jhaveri Value Fund (the "Fund"). The Fund's investment objective is to provide long term capital appreciation. The Fund seeks to achieve its objective by investing primarily in a broad range of common stocks believed by its Adviser to have above average prospects for appreciation, based on a proprietary investment model developed by the Adviser.

Note 2.  Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation-Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Federal Income Taxes-The Fund intends to qualify each year as a "Regulated Investment Company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

Dividends and Distributions-The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on an annual basis. The Fund intends to distribute its net long-term capital gains and its net short-term capital gains at least once a year. The amounts of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. To the extent these book/tax differences are permanent, they are charged or credited to paid-in capital in the period that the difference arises.

Estimates-The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates.

Other-The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrued basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Note 3. Investment Advisory Agreement
The Trust has an investment advisory agreement with Investments Technology, Inc. Ramesh C. Jhaveri and Saumil R. Jhaveri may be deemed to be controlling persons and affiliates of the Adviser due to their ownership of its shares and their positions as officers and directors of the Adviser. They, because of such affiliation, may receive benefits from the management fees paid to the Adviser.

Under the terms of the management agreement, (the "Agreement"), the Adviser manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage, taxes, interest, expenses incurred in connection with the organization and initial registration of its shares and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 2.50% of the average daily net assets of the Fund. In this regard, it should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the Adviser. For the year ending March 31, 2001, the Adviser has received a fee of $325,803 from the Fund.

Note 4. Distributions to Shareholders
On December 15, 2000, a Short-term capital gain distribution of $1.08596 aggregating ($1,134,488) was declared from net realized gains from investment transactions during 2000. The dividend was paid December 15, 2000, to shareholders of record on December 14, 2000.

Note 5. Investments
For the year ending March 31, 2001 purchases and sales of investment securities, other than short-term investments, aggregated $16,632,417 and $16,634,577 respectively. The gross unrealized appreciation for all securities totaled
$857,084 and the gross unrealized depreciation for all securities totaled $(3,701,873) or a net unrealized depreciation of $(2,844,789). The aggregate cost of securities for federal income tax purposes at March 31, 2001 was $14,584,490 which reflects current year wash sales of $99,384.

                          INDEPENDENT AUDITOR'S REPORT



To The Shareholders and
Board of Trustees
Jhaveri Value Fund:

We have audited the accompanying statement of assets and liabilities of Jhaveri Value Fund, including the schedule of portfolio investments, as of March 31,
2001, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments and cash owned as of March 31, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Jhaveri Value Fund as of March 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


/S/ McCurdy & Associates CPA's, Inc.

McCurdy & Associates CPA's, Inc.
Westlake, Ohio
April 25, 2001

--------------------------------------------------------------------------------

                                Board of Trustees
                                Ramesh C. Jhaveri
                                Saumil R. Jhaveri
                                 Mukul M. Mehta
                                James F. Mueller
                                David R. Zavagno

                               Investment Adviser
                          Investments Technology, Inc.
                               18820 High Parkway
                               Cleveland, OH 44116

                             Dividend Paying Agent,
                         Shareholders' Servicing Agent,
                                 Transfer Agent
                           Mutual Shareholder Services
                           1301 E. 9th St., Suite 1005
                              Cleveland, Ohio 44114

                                    Custodian
                               Firstar Bank, N.A.
                                 P.O. Box 640994
                           Cincinnati, Ohio 45264-0994

                                     Counsel
                         Brown, Cummins & Brown Co., LPA
                                3500 Carew Tower
                             Cincinnati, Ohio 45202

                              Independent Auditors
                        McCurdy & Associates CPA's, Inc.
                                27955 Clemens Rd
                              Westlake, Ohio 44145